Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
		Dec. 17, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Mar. 24, 2022
Equity [Line Items]
Ordinary shares authorized	[1]		200,000,000	200,000,000	200,000,000
Ordinary shares par value	[1]		$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares issued	[1]		21,500,000	20,000,000	20,000,000
Authorized capital amount			$ 50,000
Shares issued		1,500,000
Public offering price per share		$ 4
Total gross proceeds		$ 6,000,000
Total net proceeds		$ 4,164,364
Statutory surplus reserve			50.00%	50.00%
Net assets			$ 1,288,449	$ 1,441,960
Ordinary shares outstanding	[1]		21,500,000	20,000,000	20,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued						20,000,000
Shares issued	[2]		1,500,000
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve			10.00%	10.00%

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023, and IPO on December 17, 2023 (Note 14).